Restatement of Unaudited Interim Financial Statements	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Restatement of Unaudited Interim Financial Statements
18. Restatement of Unaudited Interim Financial Statements
During finalization of the Company’s 2022 Consolidated financial statements, the Company discovered that it had prematurely recognized revenue related to deliveries to a customer of STACYC electric balance bikes without batteries, which were shipped separately a short time later. As a result, the Company had prematurely recognized revenue during financial reporting periods prior to the completion of the Business Combination on those semi-finished units at the time of delivery of the bikes in the first and second quarters of 2022, respectively, with a related understatement of revenue in the third quarter of 2022. The batteries were completely delivered by the end of the third quarter of 2022, which was required for the Company to be able to recognize revenue for the bikes as a finished unit.
On February 22, 2023, the Audit Committee of the Company’s Board of Directors (the “Audit Committee”), in consultation with members of the Company’s management, concluded that the Company’s previously issued unaudited quarterly financial statements for the three months ended March 27, 2022, the three and six months ended June 26, 2022, and the three months ended September 25, 2022 should no longer be relied upon due to the premature revenue recognition error in those financial statements. The correction of these errors and the restatement adjustments for these changes to the Company’s previously issued Consolidated financial statements are shown in the table below, collectively the “Restatement.” Amounts depicted with the title “As Restated” throughout this footnote include the impact of the Restatement.
Impact of the Restatement
A reconciliation from the previously issued financial statements to the restated amounts as of March 27, 2022, and for the three months ended March 27, 2022, as of June 26, 2022, and for the three and six months ended June 26, 2022, and for the three months and nine months ended September 25, 2022 is included below. The Company’s previously issued financial statements are labeled as “As Previously Reported” in the tables below. The amounts labeled “Adjustment” represent the effects of this restatement described below. Also included in the amounts labeled “Adjustment” are the correction of certain other previously identified immaterial adjustments as of March 27, 2022, and for the three months ended March 27, 2022, as of June 26, 2022, and for the three and six months ended June 26, 2022, as of September 25, 2022, and for the three and nine months ended September 25, 2022. The effects of the Restatement did not impact the Company’s reported revenue or cash flow for the nine months ended September 25, 2022, as a result of the premature recognition of revenue.

The impacts of the premature revenue recognition are reflected in the restatement tables below as indicated by reference (a) throughout this note. The Company also corrected previously uncorrected misstatements that were not material, individually or in the aggregate, in the Restatement, which were only recorded in conjunction with correcting the misstatement related to the premature revenue recognition discussed above. The impacts of other adjustments are reflected in the restatement tables below as indicated by reference (b) throughout this note.
Description of Misstatements
An error was identified with respect to the application of the Company’s revenue recognition accounting policy within the STACYC segment for which the Company prematurely recognized revenue before the performance obligation to a certain customer was fully satisfied, resulting in revenue being recognized in the improper period. For this customer, there were two shipments of goods to fulfill the performance obligation, with lag time in between the shipments. The goods included within the separate shipments are not considered to be “distinct” individually under ASC 606, Revenue from Contracts with Customers, and were determined to be a single performance obligation. During certain periods in 2022, the Company delivered bikes to this customer without the associated batteries, which were required to be delivered in order for the Company to fulfill its performance obligation and recognize revenue for the sale of the bikes. The shipping delays associated with the batteries resulted in an overstatement of Revenue, net and related Cost of goods sold of $1,013 thousand and $640 thousand for the first quarter of 2022, respectively, $1,742 thousand and $1,047 thousand for the second quarter of 2022, respectively, and a corresponding understatement of Revenue, net and related Cost of goods sold of $2,755 thousand and $1,687 thousand for the third quarter of 2022, respectively, when the batteries were completely delivered and therefore the revenue recognition criteria for the bikes were satisfied. The Restatement adjusts Revenue, net and the related Cost of goods sold between interim periods to properly reflect revenue recognition in the period in which the performance obligation was fulfilled. For the nine months ended September 25, 2022, there was no change to the Company’s total reported Revenue, net, Cost of goods sold, or cash flow.
Effects of adjustments on the restated unaudited interim financial statements
The tables below show the effects of correction of the above mentioned adjustments in the Company’s previously issued unaudited quarterly financial statements. The tax effect of the restated adjustments was de minimis for the 2022 quarterly interim periods. The impact on the interim Consolidated statements of cash flows has resulted in reclassifications within the operating activities for all periods presented and no impact to total operating activities within the interim Consolidated statements of cash flows.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the three months ended March 27, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Revenue, net	$11,414	$(1,013)	a	$10,401
Cost of goods sold	$10,488	$(140)	a,b	$10,348
Selling, administrative and engineering expense	$16,112	$(360)	b	$15,752
Operating loss	$(15,186)	$(513)	a,b	$(15,699)
Loss before income taxes	$(15,398)	$(513)	a,b	$(15,911)
Net loss	$(15,466)	$(513)	a,b	$(15,979)
Comprehensive loss	$(15,566)	$(513)	a,b	$(16,079)
CONSOLIDATED BALANCE SHEETS
(in thousands)
(Unaudited)
As of March 27, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Accounts receivable, net	$9,379	$(858)	a	$8,521
Inventories, net	$17,703	$640	a	$18,343
Total current assets	$42,358	$(218)	a	$42,140
Property, plant and equipment, net	$19,466	$134	b	$19,600
Total assets	$75,756	$(84)	a,b	$75,672
Accrued liabilities	$13,595	$(70)	a,b	$13,525
Total current liabilities	$40,738	$(70)	a,b	$40,668
Total liabilities	$52,845	$(70)	a,b	$52,775
Net Parent company investment	$22,866	$(14)	a,b	$22,852
Total shareholders’ equity	$22,911	$(14)	a,b	$22,897
Total liabilities and shareholders’ equity	$75,756	$(84)	a,b	$75,672
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the three months ended June 26, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Revenue, net	$14,248	$(1,742)	a	$12,506
Cost of goods sold	$14,699	$(1,803)	a,b	$12,896
Selling, administrative and engineering expense	$19,169	$(203)	b	$18,966
Operating loss	$(19,620)	$264	a,b	$(19,356)
Loss before income taxes	$(19,747)	$264	a,b	$(19,483)
Net loss	$(19,842)	$264	a,b	$(19,578)
Comprehensive loss	$(19,836)	$264	a,b	$(19,572)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the six months ended June 26, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Revenue, net	$25,662	$(2,755)	a	$22,907
Cost of goods sold	$25,187	$(1,943)	a,b	$23,244
Selling, administrative and engineering expense	$35,281	$(563)	b	$34,718
Operating loss	$(34,806)	$(249)	a,b	$(35,055)
Loss before income taxes	$(35,145)	$(249)	a,b	$(35,394)
Net loss	$(35,308)	$(249)	a,b	$(35,557)
Comprehensive loss	$(35,402)	$(249)	a,b	$(35,651)
CONSOLIDATED BALANCE SHEETS
(in thousands)
(Unaudited)
As of June 26, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Accounts receivable, net	$5,339	$(1,658)	a	$3,681
Inventories, net	$25,834	$1,687	a	$27,521
Total current assets	$39,445	$29	a	$39,474
Property, plant and equipment, net	$22,817	$249	b	$23,066
Total assets	$76,929	$278	a,b	$77,207
Accrued liabilities	$13,353	$784	a,b	$14,137
Total current liabilities	$33,102	$784	a,b	$33,886
Total liabilities	$39,038	$784	a,b	$39,822
Net Parent company investment	$37,840	$(506)	a,b	$37,334
Total shareholders’ equity	$37,891	$(506)	a,b	$37,385
Total liabilities and shareholders’ equity	$76,929	$278	a,b	$77,207
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the three months ended September 25, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Revenue, net	$11,953	$2,755	a	$14,708
Cost of goods sold	$11,800	$1,943	a,b	$13,743
Selling, administrative and engineering expense	$22,111	$(123)	b	$21,988
Operating loss	$(21,958)	$935	a,b	$(21,023)
Loss before income taxes	$(21,882)	$935	a,b	$(20,947)
Net loss	$(21,878)	$935	a,b	$(20,943)
Comprehensive loss	$(21,938)	$935	a,b	$(21,003)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the nine months ended September 25, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Selling, administrative and engineering expense	$57,392	$(686)	b	$56,706
Operating loss	$(56,764)	$686	b	$(56,078)
Loss before income taxes	$(57,027)	$686	b	$(56,341)
Net loss	$(57,186)	$686	b	$(56,500)
Comprehensive loss	$(57,340)	$686	b	$(56,654)
CONSOLIDATED BALANCE SHEETS
(in thousands)
(Unaudited)
As of September 25, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Property, plant and equipment, net	$26,111	$383	b	$26,494
Total assets	$182,379	$383	b	$182,762
Accrued liabilities	$15,538	$(303)	b	$15,235
Total current liabilities	$134,255	$(303)	b	$133,952
Total liabilities	$139,872	$(303)	b	$139,569
Net Parent company investment	$42,516	$686	b	$43,202
Total shareholders’ equity	$42,507	$686	b	$43,193
Total liabilities and shareholders’ equity	$182,379	$383	b	$182,762